Long-Term Debt - Summary of Changes in Longterm Debt (Detail) - CAD ($) $ in Millions		12 Months Ended
	Dec. 13, 2022	Jan. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance		$ 2,040.5	$ 2,409.7
Issuance		920.9	409.9
Repayment		(251.9)	(779.4)
Effect of foreign currency exchange rate changes		98.5	(26.8)
Other		(17.8)	27.1
Carrying amount, ending balance		2,790.2	2,040.5
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance		1,891.1	2,276.3
Issuance		804.4	380.8
Repayment	$ (135.0)	(157.0)	(776.8)
Effect of foreign currency exchange rate changes		92.4	(14.8)
Other		(19.5)	25.6
Carrying amount, ending balance		2,611.4	1,891.1
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance		149.4	133.4
Issuance		116.5	29.1
Repayment		(94.9)	(2.6)
Effect of foreign currency exchange rate changes		6.1	(12.0)
Other		1.7	1.5
Carrying amount, ending balance		$ 178.8	$ 149.4